Consolidated statements of changes in equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IPO
Stock issued price per share	$ 15.00
Issuance costs	$ 11,500
Series C Preference Shares
Stock issued price per share	$ 6.22	$ 5.48
Issuance costs	$ 92	$ 647